INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Non- controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2021				1,749,127,404
Equity at beginning of period at Dec. 31, 2021	$ 1,505		$ 586	$ 2	$ 12,753	$ (1,990)	$ (1,246)	$ (8,933)	$ 919
Profit / (loss) for the period	87	[1]	(5)				(5)		92
Other comprehensive income / (loss)	(22)
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	41		41			21	127	(107)
Other comprehensive income / (loss) (excluding reclassification adjustments)	(63)		(28)					(28)	(35)
Total comprehensive income / (loss)	65		8			21	122	(135)	57
Dividends declared	11		0						11
Changes in ownership interest in a subsidiary that do not result in a loss of control	0		(2)			(2)			2
Other	4		(1)			(2)	(3)	4	5
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022				1,749,127,404
Equity at end of period at Jun. 30, 2022	1,563		591	$ 2	12,753	(1,973)	(1,127)	(9,064)	972
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2022				1,749,127,404
Equity at beginning of period at Mar. 31, 2022	1,150		227	$ 2	12,753	(1,967)	(1,221)	(9,340)	923
Profit / (loss) for the period	184	[1]	136				136		48
Other comprehensive income / (loss)	228
Transfer from OCI to income statement on disposal of subsidiary (reclassification adjustments)	41		41				(39)	80
Other comprehensive income / (loss) (excluding reclassification adjustments)	187		192				0	192	(5)
Total comprehensive income / (loss)	412		369				97	272	43
Dividends declared	0		0
Other	1		(3)			(4)	(3)	4	4
Number of shares outstanding at end of period (in shares) at Jun. 30, 2022				1,749,127,404
Equity at end of period at Jun. 30, 2022	1,563		591	$ 2	12,753	(1,973)	(1,127)	(9,064)	972
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022				1,753,356,676
Equity at beginning of period at Dec. 31, 2022	767		569	$ 2	12,753	(1,967)	(1,411)	(8,808)	198
Profit / (loss) for the period	631		593				593		38
Other comprehensive income / (loss)	(387)		(387)			(5)		(382)
Total comprehensive income / (loss)	244		206			(5)	593	(382)	38
Dividends declared	30		0						30
Other (in shares)				52,543
Other	7		7			8	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023				1,753,409,219
Equity at end of period at Jun. 30, 2023	988		782	$ 2	12,753	(1,964)	(819)	(9,190)	206
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2023				1,753,409,219
Equity at beginning of period at Mar. 31, 2023	918		701	$ 2	12,753	(1,962)	(1,070)	(9,022)	217
Profit / (loss) for the period	271		250				250		21
Other comprehensive income / (loss)	(174)
Other comprehensive income / (loss) (excluding reclassification adjustments)	(174)		(173)			(5)		(168)	(1)
Total comprehensive income / (loss)	97		77			(5)	250	(168)	20
Dividends declared	30		0						30
Other	3		4			3	1	0	(1)
Number of shares outstanding at end of period (in shares) at Jun. 30, 2023				1,753,409,219
Equity at end of period at Jun. 30, 2023	$ 988		$ 782	$ 2	$ 12,753	$ (1,964)	$ (819)	$ (9,190)	$ 206

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).